As filed with the Securities and Exchange Commission

on May 20, 2011

File Nos. 33-12289; 811-05038

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 33 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940 ☒

AMENDMENT NO. 33 ☒

(Check appropriate box or boxes)

CLEARWATER INVESTMENT TRUST

(Exact name of registrant as specified in charter)

30 East 7th Street, Suite 2000, St. Paul, Minnesota 55101-4930

(Address of principal executive office)

Registrant's Telephone Number, including Area Code: (651) 228-0935

John V. O’Hanlon, Esquire

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b) of Rule 485.

☐ on [date] pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to such Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Paul and the State of Minnesota, on the 20th day of May, 2011.

CLEARWATER INVESTMENT TRUST

/s/ George H. Weyerhaeuser, Jr
George H. Weyerhaeuser, Jr. Chairman and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of Clearwater Investment Trust has been signed below by the following persons in the capacities and on the date indicated:

	Signature	Title	Date

	/s/ George H. Weyerhaeuser, Jr	Chairman, Chief Executive Officer and Treasurer	May 20, 2011
George H. Weyerhaeuser, Jr

THE BOARD OF TRUSTEES:

	/s/ Lucy R. Jones*	Trustee	May 20, 2011
Lucy R. Jones

	/s/ Laura E. Rasmussen*	Trustee	May 20, 2011
Laura E. Rasmussen

	/s/ Charles W. Rasmussen*	Trustee	May 20, 2011
Charles W. Rasmussen

	/s/ Frederick T. Weyerhaeuser*	Trustee	May 20, 2011
Frederick T. Weyerhaeuser

	/s/ George H. Weyerhaeuser, Jr.*	Trustee	May 20, 2011
George H. Weyerhaeuser, Jr

	/s/ Justin H. Weyerhaeuser, Jr.*	Trustee	May 20, 2011
Justin H. Weyerhaeuser, Jr

*By:	/s/ George H. Weyerhaeuser, Jr		May 20, 2011
George H. Weyerhaeuser, Jr. Power-of-Attorney

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE